PENSION AND OTHER POST-RETIREMENT BENEFITS (Details 3) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Oct. 27, 2013	Oct. 28, 2012
Pension Benefits
Pension and other post-retirement benefits
Number of shares of common stock of the Company included in plan assets	1.7	1.7
Market value of shares of common stock of the Company included in plan assets	$ 72,600,000	$ 48,900,000
Dividends paid on employer shares held by the plan	1,100,000
Employers contribution in next fiscal year	26,800,000
Expected future benefit payments
2014	48,716,000
2015	50,234,000
2016	52,559,000
2017	55,428,000
2018	58,367,000
2019 - 2023	339,843,000
Expected contribution representing benefit payments for unfunded plans during next fiscal year	27,100,000
Pension Benefits | Large Capitalization Equity
Pension and other post-retirement benefits
Actual weighted-average asset allocations (as a percent)	29.20%	29.40%
Pension Benefits | Large Capitalization Equity | Minimum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	15.00%	20.00%
Pension Benefits | Large Capitalization Equity | Maximum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	35.00%	35.00%
Pension Benefits | Hormel Foods Corporation Stock
Pension and other post-retirement benefits
Actual weighted-average asset allocations (as a percent)	6.70%	5.20%
Pension Benefits | Hormel Foods Corporation Stock | Minimum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	0.00%	0.00%
Pension Benefits | Hormel Foods Corporation Stock | Maximum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	10.00%	10.00%
Pension Benefits | Small Capitalization Equity
Pension and other post-retirement benefits
Actual weighted-average asset allocations (as a percent)	6.30%	5.70%
Pension Benefits | Small Capitalization Equity | Minimum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	5.00%	5.00%
Pension Benefits | Small Capitalization Equity | Maximum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	15.00%	15.00%
Pension Benefits | International Equity
Pension and other post-retirement benefits
Actual weighted-average asset allocations (as a percent)	22.00%	19.70%
Pension Benefits | International Equity | Minimum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	15.00%	15.00%
Pension Benefits | International Equity | Maximum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	25.00%	25.00%
Pension Benefits | Private Equity
Pension and other post-retirement benefits
Actual weighted-average asset allocations (as a percent)	4.20%	3.60%
Pension Benefits | Private Equity | Minimum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	0.00%	0.00%
Pension Benefits | Private Equity | Maximum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	15.00%	15.00%
Pension Benefits | Equity Securities
Pension and other post-retirement benefits
Actual weighted-average asset allocations (as a percent)	68.40%	63.60%
Pension Benefits | Equity Securities | Minimum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	55.00%	55.00%
Pension Benefits | Equity Securities | Maximum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	75.00%	75.00%
Pension Benefits | Fixed Income
Pension and other post-retirement benefits
Actual weighted-average asset allocations (as a percent)	30.00%	35.00%
Pension Benefits | Fixed Income | Minimum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	25.00%	25.00%
Pension Benefits | Fixed Income | Maximum
Pension and other post-retirement benefits
Target range of weighted-average asset allocations (as a percent)	45.00%	45.00%
Pension Benefits | Cash and Cash Equivalents
Pension and other post-retirement benefits
Actual weighted-average asset allocations (as a percent)	1.50%	1.40%
Post-retirement Benefits
Expected future benefit payments
2014	20,502,000
2015	20,849,000
2016	20,977,000
2017	20,943,000
2018	20,994,000
2019 - 2023	101,459,000
Expected federal subsidy receipts related to prescription drug benefits per year through 2023	$ 2,500,000